REPORTABLE SEGMENTS (Details Narrative) - Segments	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue, Major Customer [Line Items]
Number of Reportable Segments	2
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer one [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	40.00%	51.00%	58.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer two [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	9.00%	10.00%	12.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer three [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	7.00%	7.00%	4.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer four [Member]
Revenue, Major Customer [Line Items]
Concentration Risk, Percentage	7.00%	4.00%	3.00%